Note 3 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	2021	2020

Weighted-average common shares issued	7,325,449	7,302,845

Average treasury stock shares	(1,138,783)	(917,495)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	6,186,666	6,385,350

Additional common stock equivalents (stock options and restricted stock) used to calculate diluted earnings per share	24,410	19,174

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	6,211,076	6,404,524